Balance Sheet Components - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 32,371	$ 20,653
Accumulated depreciation and amortization	(18,253)	(12,443)
Total property and equipment, net	14,118	8,210
Depreciation and amortization	5,824	4,778
Capitalized computer software additions	10,800	5,000
Capitalized computer software amortization	5,500	4,500
Costs of revenue
Property, Plant and Equipment [Line Items]
Capitalized computer software amortization	4,700	3,900
Selling, general, and administrative
Property, Plant and Equipment [Line Items]
Capitalized computer software amortization	800	600
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	2,324	1,435
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	355	359
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	728	733
Capitalized software and development costs
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 28,964	$ 18,126